UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Global Dividend Fund

The fund's portfolio
8/31/15 (Unaudited)

COMMON STOCKS (96.4%)(a)
			Shares	Value

Aerospace and defense (2.1%)

BAE Systems PLC (United Kingdom)			18,489	$127,239

TransDigm Group, Inc.(NON)			559	128,475

United Technologies Corp.			966	88,495

				344,209
Airlines (0.7%)

Japan Airlines Co., Ltd. (Japan)			3,200	113,895

				113,895
Automobiles (1.8%)

Daimler AG (Registered Shares) (Germany)			1,528	122,893

General Motors Co.			2,900	85,376

Nissan Motor Co., Ltd. (Japan)			8,300	75,103

				283,372
Banks (5.0%)

Bank of Nova Scotia (Canada)			1,775	81,248

Bank of Queensland, Ltd. (Australia)			18,185	163,967

Commonwealth Bank of Australia (Rights) (Australia)(F)(NON)			41	190

Commonwealth Bank of Australia (Australia)			943	50,385

JPMorgan Chase & Co.			3,348	214,607

Natixis SA (France)			13,152	83,437

Swedbank AB Class A (Sweden)			5,397	122,743

Wells Fargo & Co.			1,718	91,621

				808,198
Beverages (4.7%)

Anheuser-Busch InBev SA/NV (Belgium)			1,523	166,102

Coca-Cola Co. (The)			4,018	157,988

Coca-Cola Enterprises, Inc.			2,685	138,251

Dr. Pepper Snapple Group, Inc.			1,763	135,275

PepsiCo, Inc.			1,718	159,654

				757,270
Capital markets (2.2%)

AllianceBernstein Holding LP (Partnership shares)			5,395	147,499

Carlyle Group LP (The)			4,112	87,010

KKR & Co. LP			5,839	111,467

				345,976
Chemicals (1.2%)

BASF SE (Germany)			692	55,771

Dow Chemical Co. (The)			1,732	75,792

OCI Partners LP			5,264	64,116

				195,679
Commercial services and supplies (0.2%)

Edenred (France)			1,775	37,567

				37,567
Communications equipment (1.3%)

Cisco Systems, Inc.			3,614	93,530

Telefonaktiebolaget LM Ericsson (Sweden)			11,234	109,429

				202,959
Construction and engineering (0.6%)

ACS Actividades de Construccion y Servicios SA (Spain)			2,831	91,754

				91,754
Diversified consumer services (1.2%)

H&R Block, Inc.			5,586	190,036

				190,036
Diversified financial services (0.5%)

Challenger, Ltd. (Australia)			15,492	78,828

				78,828
Diversified telecommunication services (4.8%)

AT&T, Inc.			4,155	137,946

BCE, Inc. (Canada)			3,386	136,922

CenturyLink, Inc.			1,657	44,805

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			2,600	99,284

Spark New Zealand, Ltd. (New Zealand)			55,863	119,672

Telstra Corp., Ltd. (Australia)			18,087	74,269

Verizon Communications, Inc.			3,334	153,397

				766,295
Electric utilities (3.3%)

Duke Energy Corp.			1,078	76,441

Exelon Corp.			5,582	171,702

FirstEnergy Corp.			2,343	74,882

NextEra Energy, Inc.			966	95,064

SSE PLC (United Kingdom)			4,825	108,030

				526,119
Electronic equipment, instruments, and components (0.5%)

Synnex Technology International Corp. (Taiwan)			79,000	84,012

				84,012
Energy equipment and services (0.5%)

Aker Solutions ASA 144A (Norway)			8,162	33,968

Transocean, Ltd. (Switzerland)			3,392	46,883

				80,851
Food and staples retail (0.4%)

Wesfarmers, Ltd. (Australia)			2,256	65,279

				65,279
Food products (3.7%)

Kraft Heinz Co. (The)			511	37,129

Nestle SA (Switzerland)			2,901	213,139

Orkla ASA (Norway)			20,475	150,629

Pinnacle Foods, Inc.			4,165	186,759

				587,656
Gas utilities (0.6%)

Tokyo Gas Co., Ltd. (Japan)			19,000	103,953

				103,953
Hotels, restaurants, and leisure (2.2%)

McDonald's Corp.			395	37,533

OPAP SA (Greece)			11,648	91,612

SJM Holdings, Ltd. (Hong Kong)			55,000	49,748

TUI AG (London Exchange) (Germany)			9,967	176,202

				355,095
Household durables (1.3%)

Persimmon PLC (United Kingdom)			6,490	207,204

				207,204
Household products (1.1%)

Kimberly-Clark Corp.			1,721	183,338

				183,338
Independent power and renewable electricity producers (2.5%)

Abengoa Yield PLC (Spain)(S)			4,734	107,746

Calpine Corp.(NON)			4,601	73,340

NextEra Energy Partners LP			2,438	73,579

TerraForm Power, Inc. Class A(NON)			6,427	144,608

				399,273
Industrial conglomerates (1.6%)

General Electric Co.			4,397	109,134

Siemens AG (Germany)			1,433	142,249

				251,383
Insurance (3.2%)

Admiral Group PLC (United Kingdom)			3,359	79,332

Allianz SE (Germany)			709	113,180

Delta Lloyd NV (Netherlands)			6,575	69,674

SCOR SE (France)			2,264	79,518

Zurich Insurance Group AG (Switzerland)			621	170,384

				512,088
Leisure products (0.5%)

Hasbro, Inc.			1,010	75,336

				75,336
Media (2.6%)

Comcast Corp. Class A			2,593	146,064

Liberty Global PLC Ser. C (United Kingdom)(NON)			1,537	68,965

Liberty Global PLC Ser. A (United Kingdom)(NON)			597	28,728

RTL Group SA (Belgium)			692	60,213

Vivendi SA (France)			4,862	119,771

				423,741
Metals and mining (0.2%)

BHP Billiton PLC (Australia)			2,050	35,194

				35,194
Multi-utilities (1.6%)

Ameren Corp.			1,931	77,800

Veolia Environnement SA (France)			8,381	183,425

				261,225
Multiline retail (0.1%)

Myer Holdings, Ltd. (Australia)			20,380	17,549

				17,549
Oil, gas, and consumable fuels (10.1%)

Chevron Corp.			1,477	119,622

ENI SpA (Italy)			5,113	83,540

Exxon Mobil Corp.			5,416	407,499

Gaztransport Et Technigaz SA (France)			3,063	158,777

MarkWest Energy Partners LP			1,610	90,756

Origin Energy, Ltd. (Australia)			5,211	30,631

Plains All American Pipeline LP			2,255	81,315

Royal Dutch Shell PLC Class A (United Kingdom)			8,312	215,436

Scorpio Tankers, Inc.			20,963	198,310

Total SA (France)			5,107	232,344

				1,618,230
Personal products (0.6%)

Asaleo Care, Ltd. (Australia)			75,851	97,433

				97,433
Pharmaceuticals (11.4%)

AbbVie, Inc.			3,614	225,550

AstraZeneca PLC (United Kingdom)			4,071	254,392

Bristol-Myers Squibb Co.			2,470	146,891

Eli Lilly & Co.			3,318	273,237

GlaxoSmithKline PLC (United Kingdom)			6,220	127,423

Johnson & Johnson			1,753	164,747

Merck & Co., Inc.			1,750	94,238

Pfizer, Inc.			8,272	266,524

Sanofi (France)			1,422	139,833

Takeda Pharmaceutical Co., Ltd. (Japan)			2,700	132,778

				1,825,613
Real estate investment trusts (REITs) (5.7%)

Blackstone Mortgage Trust, Inc. Class A			2,900	80,301

Boston Properties, Inc.			1,073	121,657

Care Capital Properties, Inc.(NON)			255	8,099

CYS Investments, Inc.			4,763	37,199

Equity Lifestyle Properties, Inc.			2,040	113,750

Federal Realty Investment Trust			944	121,852

Gaming and Leisure Properties, Inc.			4,834	149,564

Hannon Armstrong Sustainable Infrastructure Capital, Inc.			3,873	73,626

Healthcare Trust of America, Inc. Class A			1,303	31,285

Japan Hotel REIT Investment Corp (Japan)			134	82,897

MFA Financial, Inc.			5,540	39,389

Ventas, Inc.			1,019	56,065

				915,684
Real estate management and development (0.7%)

Nexity SA (France)			2,626	117,082

				117,082
Semiconductors and semiconductor equipment (2.6%)

Intel Corp.			8,356	238,480

Maxim Integrated Products, Inc.			3,329	112,087

Texas Instruments, Inc.			1,283	61,379

				411,946
Software (1.7%)

Microsoft Corp.			6,344	276,091

				276,091
Specialty retail (0.5%)

Gap, Inc. (The)			2,578	84,584

				84,584
Technology hardware, storage, and peripherals (3.0%)

Apple, Inc.			589	66,416

Canon, Inc. (Japan)			1,900	58,096

Casetek Holdings, Ltd. (Taiwan)			19,000	70,952

Lenovo Group, Ltd. (China)			188,000	154,280

Neopost SA (France)			1,186	40,803

Seagate Technology PLC			1,610	82,754

				473,301
Tobacco (5.0%)

Altria Group, Inc.			3,699	198,192

British American Tobacco PLC (United Kingdom)			2,680	142,677

Japan Tobacco, Inc. (Japan)			3,900	139,275

Philip Morris International, Inc.			3,933	313,853

				793,997
Trading companies and distributors (1.8%)

ITOCHU Corp. (Japan)			3,900	46,822

Marubeni Corp. (Japan)			13,900	76,267

Mitsui & Co., Ltd. (Japan)			9,400	122,390

Rexel SA (France)			2,768	42,416

				287,895
Wireless telecommunication services (1.1%)

Vodafone Group PLC (United Kingdom)			49,238	169,907

				169,907

Total common stocks (cost $15,808,382)				$15,457,097

WARRANTS (0.7%)(a)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	39,200	$113,426

Total warrants (cost $147,449)				$113,426

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.			2,247	$78,420

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.(NON)			171	17,218

Total convertible preferred stocks (cost $128,254)				$95,638

SHORT-TERM INVESTMENTS (2.5%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)			99,750	$99,750

Putnam Short Term Investment Fund 0.13%(AFF)			297,315	297,315

Total short-term investments (cost $397,065)				$397,065

TOTAL INVESTMENTS

Total investments (cost $16,481,150)(b)				$16,063,226

FORWARD CURRENCY CONTRACTS at 8/31/15 (aggregate face value $5,564,633) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	9/16/15	$227,241	$225,788	$(1,453)
	Euro	Buy	9/16/15	100,677	103,948	(3,271)
	Japanese Yen	Sell	11/18/15	46,130	45,064	(1,066)
Barclays Bank PLC
	Australian Dollar	Sell	10/21/15	32,512	34,902	2,390
	Canadian Dollar	Buy	10/21/15	218,124	228,346	(10,222)
	Hong Kong Dollar	Buy	11/18/15	111,217	111,181	36
	Japanese Yen	Buy	11/18/15	229,082	223,805	5,277
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	24,987	26,822	(1,835)
	Danish Krone	Buy	9/16/15	102,839	102,342	497
	Euro	Buy	9/16/15	37,151	36,312	839
	Japanese Yen	Buy	11/18/15	143,989	140,667	3,322
	Swiss Franc	Sell	9/16/15	52,783	54,166	1,383
Credit Suisse International
	Australian Dollar	Sell	10/21/15	97,180	104,316	7,136
	British Pound	Sell	9/16/15	87,920	89,230	1,310
	Euro	Sell	9/16/15	22,560	21,379	(1,181)
	Japanese Yen	Sell	11/18/15	60,427	61,769	1,342
	New Zealand Dollar	Sell	10/21/15	134,248	139,958	5,710
	Norwegian Krone	Buy	9/16/15	99,726	105,820	(6,094)
	Swedish Krona	Sell	9/16/15	75,158	74,165	(993)
	Swiss Franc	Buy	9/16/15	45,849	46,051	(202)
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	82,415	88,410	(5,995)
	British Pound	Sell	9/16/15	336,181	334,061	(2,120)
	Euro	Sell	9/16/15	478,693	468,242	(10,451)
Goldman Sachs International
	Australian Dollar	Sell	10/21/15	221,406	237,677	16,271
	Euro	Sell	9/16/15	265,666	259,827	(5,839)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	94,624	101,517	(6,893)
	British Pound	Sell	9/16/15	11,047	10,973	(74)
	Canadian Dollar	Buy	10/21/15	105,794	110,760	(4,966)
	Euro	Sell	9/16/15	191,253	186,992	(4,261)
JPMorgan Chase Bank N.A.
	British Pound	Buy	9/16/15	41,121	40,872	249
	Canadian Dollar	Sell	10/21/15	4,484	4,694	210
	Euro	Sell	9/16/15	48,823	47,786	(1,037)
	Japanese Yen	Buy	11/18/15	38,561	37,670	891
	New Zealand Dollar	Buy	10/21/15	27,279	28,911	(1,632)
	Norwegian Krone	Sell	9/16/15	135,171	143,109	7,938
	Singapore Dollar	Buy	11/18/15	101,149	103,661	(2,512)
	Swedish Krona	Sell	9/16/15	7,172	7,200	28
	Swiss Franc	Buy	9/16/15	80,831	82,922	(2,091)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/21/15	87,597	94,035	6,438
	British Pound	Buy	9/16/15	71,195	70,727	468
	Canadian Dollar	Buy	10/21/15	23,864	24,981	(1,117)
	Euro	Buy	9/16/15	220,098	219,052	1,046
	Israeli Shekel	Buy	10/21/15	27,091	28,187	(1,096)
	Japanese Yen	Buy	11/18/15	27,691	27,055	636
	Norwegian Krone	Sell	9/16/15	123,908	124,422	514
	Swedish Krona	Buy	9/16/15	30,000	30,212	(212)
	Swiss Franc	Buy	9/16/15	100,185	102,789	(2,604)
UBS AG
	Australian Dollar	Buy	10/21/15	46,354	48,093	(1,739)
	British Pound	Buy	9/16/15	268,822	267,926	896
	Euro	Buy	9/16/15	107,187	104,856	2,331
WestPac Banking Corp.
	Canadian Dollar	Sell	10/21/15	34,429	36,040	1,611
	Euro	Sell	9/16/15	62,067	60,725	(1,342)
	Japanese Yen	Buy	11/18/15	55,503	54,218	1,285

Total						$(12,244)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $16,036,978.
(b)	The aggregate identified cost on a tax basis is $16,543,521, resulting in gross unrealized appreciation and depreciation of $1,210,133 and $1,690,428, respectively, or net unrealized depreciation of $480,295.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$715,609	$5,090,483	$5,508,777	$469	$297,315
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $99,750, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $95,592.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $44,038 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	53.9%
	United Kingdom	9.6
	France	7.7
	Japan	6.6
	Australia	3.8
	Germany	3.8
	Switzerland	2.7
	China	1.7
	Sweden	1.5
	Belgium	1.4
	Canada	1.4
	Spain	1.2
	Norway	1.2
	Taiwan	1.0
	New Zealand	0.7
	Greece	0.6
	Italy	0.5
	Netherlands	0.4
	Hong Kong	0.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $43,069 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$859,022	$777,895	$—
Consumer staples	1,812,426	672,547	—
Energy	928,133	770,948	—
Financials	1,942,316	835,350	190
Health care	1,303,965	521,648	—
Industrials	685,478	441,225	—
Information technology	1,298,077	150,232	—
Materials	139,908	90,965	—
Telecommunication services	766,295	169,907	—
Utilities	999,115	291,455	—
Total common stocks	10,734,735	4,722,172	190
Convertible preferred stocks	—	95,638	—
Warrants	—	113,426	—
Short-term investments	297,315	99,750	—

Totals by level	$11,032,050	$5,030,986	$190

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(12,244)	$—

Totals by level	$—	$(12,244)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$70,054	$82,298
Equity contracts	113,426	—

Total	$183,480	$82,298

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$6,100,000
Warrants (number of warrants)		12,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$7,703	$6,041	$15,498	$—	$16,271	$—	$9,316	$9,102	$3,227	$2,896	$70,054

	Total Assets	$—	$7,703	$6,041	$15,498	$—	$16,271	$—	$9,316	$9,102	$3,227	$2,896	$70,054

	Liabilities:
	Forward currency contracts#	$5,790	$10,222	$1,835	$8,470	$18,566	$5,839	$16,194	$7,272	$5,029	$1,739	$1,342	$82,298

	Total Liabilities	$5,790	$10,222	$1,835	$8,470	$18,566	$5,839	$16,194	$7,272	$5,029	$1,739	$1,342	$82,298

	Total Financial and Derivative Net Assets	$(5,790)	$(2,519)	$4,206	$7,028	$(18,566)	$10,432	$(16,194)	$2,044	$4,073	$1,488	$1,554	$(12,244)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(5,790)	$(2,519)	$4,206	$7,028	$(18,566)	$10,432	$(16,194)	$2,044	$4,073	$1,488	$1,554

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015